Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 3,540,212	$ 72,890	$ 1,256,429
Accounts receivable	635,736	119,239	59,331
Prepaid expenses	192,492	23,861	782,900
Deferred offering costs	479,330
Total current assets	4,847,770	215,990	2,098,660
Equipment, net	46,471	1,908	3,395
Rental vehicles, net	10,366,373	6,196,433	4,737,047
Right of use asset	180,860		164,080
Other assets	100,000	200,000	200,000
TOTAL ASSETS	15,541,474	6,614,331	7,203,182
Current Liabilities:
Accounts payable (including $546,746, 590,176 and $394,183 to related party)	2,849,876	1,157,299	545,254
Accrued expenses	1,097,658	961,704	405,977
Notes payables, current	156,225	666,132	287,378
Customer deposit - related party		150,000
Advance from related party		100,000
Finance lease obligations, current	1,920,254	1,426,425	1,416,446
Operating lease obligations, current	138,630
Total current liabilities	6,162,643	4,461,560	2,655,055
Note payable, net of current portion	6,027,746	149,414
Finance lease obligations, net of current portion	2,495,616	926,453	984,119
Operating lease obligations, net of current portion	50,996
TOTAL LIABILITIES	14,737,001	5,537,427	3,639,174
Commitments and contingencies
Series B Preferred stock, $0.000001 par value; 230,550 shares authorized; 230,375 and nil shares issued and outstanding	2,303,750
STOCKHOLDERS’ EQUITY
Preferred stock, $0.000001 par value; 10,000,000 shares authorized; nil shares issued and outstanding
Common stock, $0.000001 par value; 90,000,000 shares authorized; 31,981,374 and 29,427,803 shares issued and outstanding	36	32	29
Additional paid-in capital	38,206,344	29,750,864	28,735,894
Accumulated deficit	(39,705,657)	(28,673,992)	(25,171,915)
Total stockholders’ equity	(1,499,277)	1,076,904	3,564,008
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 15,541,474	$ 6,614,331	$ 7,203,182